Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity
Equity
Issuance of Warrants
In connection with the issuance of the Cash Convertible Notes as described in Note 15 "Lines of Credit and Debt", we issued Warrants as summarized in the table below. The number of warrants and exercise prices are subject to customary adjustments under certain circumstances. The proceeds, net of issuance costs, from the sale of the Warrants are included as additional paid in capital in the accompanying consolidated balance sheets.

Cash convertible notes	Issued on	Number of share warrants (in millions)	Exercise price per share	Proceeds from issuance of warrants, net of issuance costs (in millions)	Warrants expire over a period of 50 trading days beginning on
2019	March 19, 2014	15.2	$32.0560	$40.6	December 27, 2018
2021	March 19, 2014	10.6	$32.0560	$28.3	December 29, 2020
2023	September 13, 2017	9.7	$50.9664	$45.3	June 26, 2023
2024	November 13, 2018	10.9	$52.1639	$72.4	August 27, 2024

The Warrants are exercisable only upon expiration. For each Warrant that is exercised, we will deliver to the holder a number of shares of our common stock equal to the amount by which the settlement price exceeds the exercise price, divided by the settlement price, plus cash in lieu of any fractional shares. The Warrants could separately have a dilutive effect on shares of our common stock to the extent that the market value per share of our common stock exceeds the applicable exercise price of the Warrants (as measured under the terms of the Warrants).
Share Repurchase Programs
On January 31, 2018, we announced our fifth share repurchase program of up to $200 million of our common shares. During 2018, we repurchased 2.9 million QIAGEN shares for $104.7 million (including transaction costs).
On April 27, 2016, we announced the launch of our fourth $100 million share repurchase program. During 2017, 1.9 million QIAGEN shares were repurchased for $61.0 million (including transaction costs).
The cost of repurchased shares is included in treasury stock and reported as a reduction in total equity when a repurchase occurs. Repurchased shares will be held in treasury in order to satisfy various obligations, which include exchangeable debt instruments, warrants and employee share-based remuneration plans.
Synthetic Share Repurchase
In August 2016, we announced our plan to return approximately $250.0 million to shareholders through a synthetic share repurchase program that combines a direct capital repayment with a reverse stock split. The synthetic share repurchase was implemented through a series of amendments to our Articles of Association which were approved by our shareholders at an Extraordinary General Meeting (EGM) held on October 26, 2016. The first amendment involved an increase in share capital by an increase in the nominal value per common share from EUR 0.01 to EUR 1.04 and a corresponding reduction in additional paid in capital. The second amendment involved a reduction in stock whereby 27 existing common shares with a nominal value of EUR 1.04 each were consolidated into 26 new common shares with a nominal value of EUR 1.08 each. The third amendment was a reduction of the nominal value per common share from EUR 1.08 to EUR 0.01. As a result of these amendments, which in substance constitute a synthetic share buyback, $243.9 million was repaid to our shareholders and the outstanding number of common shares was reduced by 8.9, or 3.7%. The capital repayment program was completed in January 2017. Expenses incurred related to the capital repayment and share consolidation amounted to $0.5 million and were charged to equity.
Accumulated Other Comprehensive Loss
The following table is a summary of the components of accumulated other comprehensive loss as of December 31, 2018 and 2017:

(in thousands)	2018	2017
Net unrealized loss on hedging contracts, net of tax	$(15,453)	$(30,487)
Net unrealized loss on marketable securities, net of tax	—	(942)
Net unrealized loss on pension, net of tax	(124)	(878)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $9.3 million and $7.9 million in 2018 and 2017, respectively	(21,662)	(16,144)
Foreign currency translation adjustments	(273,405)	(172,308)
Accumulated other comprehensive loss	$(310,644)	$(220,759)